BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash and Cash Equivalents	$ 1,011,100	$ 1,064,714	$ 1,560,012	$ 1,075,942
Other current financial assets	5,865	1,763
Other current non-financial assets	167,890	168,597
Trade and other current receivables	979,923	737,381
Accounts receivable due from related companies	5,559	6,274
Current Inventories	1,172,179	938,279
Current biological assets	329,586	302,710
Current tax assets	233,065	320,730
Non-current assets or disposal groups classified as held for sale	3,905,167	3,540,448
Non-current assets or disposal groups classified as held for sale	14,158	3,877
Total Current Assets	3,919,325	3,544,325
Other non-current financial assets	10,525	28,982
Other non-current non-financial assets	88,549	113,214
Trade and other non-current receivables	14,338	16,606
Investments accounted for using equity method	336,642	316,939	293,118
Intangible assets other than goodwill	84,210	102,090
Goodwill	57,697	59,567	65,751
Property, plant and equipment	8,953,384	8,325,304
Right of use assets	180,106	219,134
Non-current biological assets	3,008,897	3,296,117
Deferred tax assets	7,637	6,041	6,067
Total Non-Current Assets	12,741,985	12,483,994	11,928,649
Total Assets	16,661,310	16,028,319	$ 15,860,030
U.S Dollar [Member]
Statement [Line Items]
Cash and Cash Equivalents	703,232	773,822
Other current financial assets	5,865	1,763
Other current non-financial assets	25,774	19,802
Trade and other current receivables	789,236	542,296
Accounts receivable due from related companies	0	369
Current Inventories	1,047,428	847,161
Current biological assets	269,769	246,637
Current tax assets	32	29,069
Non-current assets or disposal groups classified as held for sale	2,841,336	2,460,919
Non-current assets or disposal groups classified as held for sale	14,098	3,815
Total Current Assets	2,855,434	2,464,734
Other non-current financial assets	10,525	28,982
Other non-current non-financial assets	1,639	1,739
Trade and other non-current receivables	11,806	13,637
Investments accounted for using equity method	78,216	78,108
Intangible assets other than goodwill	82,370	95,231
Goodwill	41,534	42,210
Property, plant and equipment	8,487,221	7,838,893
Right of use assets	150,220	190,252
Non-current biological assets	2,782,660	3,038,157
Deferred tax assets	3,968	4,066
Total Non-Current Assets	11,650,159	11,331,275
Total Assets	14,505,593	13,796,009
Euros [Member]
Statement [Line Items]
Cash and Cash Equivalents	5,755	3,891
Other current financial assets	0	0
Other current non-financial assets	166	92
Trade and other current receivables	21,884	10,448
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	752
Non-current assets or disposal groups classified as held for sale	27,805	15,183
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	27,805	15,183
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	0	0
Investments accounted for using equity method	203,505	184,191
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	203,505	184,191
Total Assets	231,310	199,374
Brazilian Real [Member]
Statement [Line Items]
Cash and Cash Equivalents	160,896	127,459
Other current financial assets	0	0
Other current non-financial assets	18,209	28,253
Trade and other current receivables	39,142	38,362
Accounts receivable due from related companies	0	829
Current Inventories	89,521	63,935
Current biological assets	59,817	56,073
Current tax assets	3,047	2,384
Non-current assets or disposal groups classified as held for sale	370,632	317,295
Non-current assets or disposal groups classified as held for sale	14	15
Total Current Assets	370,646	317,310
Other non-current financial assets	0	0
Other non-current non-financial assets	12,244	17,346
Trade and other non-current receivables	0	40
Investments accounted for using equity method	26,823	32,402
Intangible assets other than goodwill	1,675	1,675
Goodwill	16,163	17,357
Property, plant and equipment	340,314	349,877
Right of use assets	29,886	28,882
Non-current biological assets	226,237	257,960
Deferred tax assets	2,768	1,168
Total Non-Current Assets	656,110	706,707
Total Assets	1,026,756	1,024,017
Argentine Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	112,234	62,149
Other current financial assets	0	0
Other current non-financial assets	5,900	5,886
Trade and other current receivables	22,721	9,757
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	1,732
Non-current assets or disposal groups classified as held for sale	140,855	79,524
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	140,855	79,524
Other non-current financial assets	0	0
Other non-current non-financial assets	56	431
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	56	431
Total Assets	140,911	79,955
Mexican Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	20,467	43,049
Other current financial assets	0	0
Other current non-financial assets	3,717	572
Trade and other current receivables	31,288	30,856
Accounts receivable due from related companies	0	0
Current Inventories	32,947	27,183
Current biological assets	0	0
Current tax assets	452	3,471
Non-current assets or disposal groups classified as held for sale	88,871	105,131
Non-current assets or disposal groups classified as held for sale	46	47
Total Current Assets	88,917	105,178
Other non-current financial assets	0	0
Other non-current non-financial assets	740	692
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	165	22
Goodwill	0	0
Property, plant and equipment	124,984	136,188
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	901	807
Total Non-Current Assets	126,790	137,709
Total Assets	215,707	242,887
Other Country Currencies [Member]
Statement [Line Items]
Cash and Cash Equivalents	4,311	5,334
Other current financial assets	0	0
Other current non-financial assets	6,165	6,147
Trade and other current receivables	5,023	5,999
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	1,288	667
Non-current assets or disposal groups classified as held for sale	16,787	18,147
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	16,787	18,147
Other non-current financial assets	0	0
Other non-current non-financial assets	8	102
Trade and other non-current receivables	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	8	102
Total Assets	16,795	18,249
Chilean Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	4,205	49,010
Other current financial assets	0	0
Other current non-financial assets	107,959	107,845
Trade and other current receivables	70,127	96,847
Accounts receivable due from related companies	5,559	5,076
Current Inventories	2,283	0
Current biological assets	0	0
Current tax assets	228,246	282,655
Non-current assets or disposal groups classified as held for sale	418,379	541,433
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	418,379	541,433
Other non-current financial assets	0	0
Other non-current non-financial assets	73,862	92,904
Trade and other non-current receivables	2,492	2,859
Investments accounted for using equity method	28,098	22,238
Intangible assets other than goodwill	0	5,162
Goodwill	0	0
Property, plant and equipment	865	346
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	105,317	123,509
Total Assets	523,696	664,942
U.F. [Member]
Statement [Line Items]
Cash and Cash Equivalents	0	0
Other current financial assets	0	0
Other current non-financial assets	0	0
Trade and other current receivables	502	2,816
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	502	2,816
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	502	2,816
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	40	70
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Right of use assets	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	40	70
Total Assets	$ 542	$ 2,886